Business Combination Agreement with Helix and Recapitalization - Ordinary Shares Issued (Details) - shares			10 Months Ended	12 Months Ended
	Apr. 05, 2022	Apr. 04, 2022	Dec. 31, 2021	Dec. 31, 2022
Schedule Of Reverse Recapitalization [Line Items]
Shares outstanding (in shares)	52,701,111
Less redemptions of class A ordinary shares of the class A ordinary shares issued by Helix prior to the closing date (in shares)			(1,942,837)
Plus issuance of helix class A ordinary shares to BVF shareholders (in shares)				18,424,355
Total MoonLake class A ordinary Shares outstanding at closing (in shares)			3,330,231
Class A Ordinary Shares
Schedule Of Reverse Recapitalization [Line Items]
Shares outstanding (in shares)				38,977,600
Plus issuance of Helix Class A Ordinary Shares to PIPE Investors (in shares)	11,700,000
Plus issuance of helix class A ordinary shares to BVF shareholders (in shares)	18,501,284
Total MoonLake class A ordinary Shares outstanding at closing (in shares)	36,925,639
Class C Ordinary Shares
Schedule Of Reverse Recapitalization [Line Items]
Shares outstanding (in shares)				13,723,511
Plus issuance of Helix Class A Ordinary Shares to PIPE Investors (in shares)	15,775,472
Issuance of Helix Class C ordinary shares to ML parties (other than the BVF shareholders) (in shares)	15,775,472
Helix Acquisition Corp.
Schedule Of Reverse Recapitalization [Line Items]
Shares outstanding (in shares)		14,805,000
Helix Acquisition Corp. | Class A Ordinary Shares
Schedule Of Reverse Recapitalization [Line Items]
Less redemptions of class A ordinary shares of the class A ordinary shares issued by Helix prior to the closing date (in shares)		(8,080,645)
Helix Acquisition Corp. | Common class A, private placement
Schedule Of Reverse Recapitalization [Line Items]
Shares outstanding (in shares)		430,000
Helix Acquisition Corp. | Common class A, redeemable
Schedule Of Reverse Recapitalization [Line Items]
Shares outstanding (in shares)		11,500,000
Helix Acquisition Corp. | Class B Ordinary Shares
Schedule Of Reverse Recapitalization [Line Items]
Shares outstanding (in shares)		2,875,000